Long Term Debt - Advances of Debt (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 20, 2015	Sep. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	May 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Federal Home Loan Bank advances		$ 25,000,000	$ 40,000,000 [1]			$ 35,000,000
Federal Home Loan Bank Advances Two
Debt Instrument [Line Items]
Federal Home Loan Bank advances					$ 5,000,000
Federal Home Loan Bank Advances Three
Debt Instrument [Line Items]
Federal Home Loan Bank advances		$ 5,000,000	5,000,000
Current Interest Rate		0.49%
Federal Home Loan Bank Advances Four
Debt Instrument [Line Items]
Federal Home Loan Bank advances			5,000,000	$ 5,000,000
Federal Home Loan Bank Advances Five
Debt Instrument [Line Items]
Federal Home Loan Bank advances	$ 5,000,000
Current Interest Rate	0.52%
Maturity Date	Oct. 20, 2016
Federal Home Loan Bank Advances Six
Debt Instrument [Line Items]
Federal Home Loan Bank advances			5,000,000
Federal Home Loan Bank Advances Seven
Debt Instrument [Line Items]
Federal Home Loan Bank advances			5,000,000
Adjustable Rate Hybrid | Federal Home Loan Bank Advances One
Debt Instrument [Line Items]
Federal Home Loan Bank advances		$ 10,000,000	$ 10,000,000
Originated		Apr. 12, 2013	Apr. 12, 2013
Current Interest Rate		3.0491%	2.7006%
Maturity Date		Apr. 13, 2020	Apr. 13, 2020
Fixed Rate Credit | Federal Home Loan Bank Advances Two
Debt Instrument [Line Items]
Federal Home Loan Bank advances		$ 5,000,000	$ 5,000,000
Originated		Oct. 20, 2015	Oct. 20, 2014
Current Interest Rate		0.52%	0.47%
Maturity Date		Oct. 20, 2016	Apr. 20, 2016
Fixed Rate Credit | Federal Home Loan Bank Advances Three
Debt Instrument [Line Items]
Federal Home Loan Bank advances		$ 5,000,000	$ 5,000,000
Originated		Dec. 21, 2015	May 20, 2015
Current Interest Rate		0.99%	0.37%
Maturity Date		Jun. 15, 2017	Feb. 22, 2016
Fixed Rate Credit | Federal Home Loan Bank Advances Four
Debt Instrument [Line Items]
Federal Home Loan Bank advances		$ 5,000,000
Originated		Dec. 22, 2015
Current Interest Rate		1.08%
Maturity Date		Sep. 15, 2017
Fixed Rate Credit | Federal Home Loan Bank Advances Five
Debt Instrument [Line Items]
Federal Home Loan Bank advances			$ 5,000,000
Originated			Oct. 20, 2015
Current Interest Rate			0.52%
Maturity Date			Oct. 20, 2016
Fixed Rate Credit | Federal Home Loan Bank Advances Six
Debt Instrument [Line Items]
Federal Home Loan Bank advances			$ 5,000,000
Originated			Dec. 21, 2015
Current Interest Rate			0.99%
Maturity Date			Jun. 15, 2017
Fixed Rate Credit | Federal Home Loan Bank Advances Seven
Debt Instrument [Line Items]
Federal Home Loan Bank advances			$ 5,000,000
Originated			Dec. 22, 2015
Current Interest Rate			1.08%
Maturity Date			Sep. 15, 2017
Adjustable Rate Credit | Federal Home Loan Bank Advances Four
Debt Instrument [Line Items]
Federal Home Loan Bank advances			$ 5,000,000
Originated			Jun. 18, 2015
Current Interest Rate			0.5525%
Maturity Date			Sep. 19, 2016

[1]	Derived from Audited December 31, 2015 Financial Statements